FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - 12 months ended Dec. 31, 2017 - Interest rate risk $ in Thousands, in Thousands, $ in Millions	CLF ( )	CLP ($)	USD ($)
Interest Rate Risk
Insurance net balances		$ 220,693
Fixed interest rate | Domestic
Interest Rate Risk
Financial liabilities |	11,580
Fixed interest rate | Foreign
Interest Rate Risk
Financial liabilities			$ 575
Percentage of foreign bonds re-denominated to domestic currencies	100.00%